Schedule of Stock Options Outstanding Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of shares outstanding, beginning balance	108,404
Weighted average exercise prices, beginning balance	$ 4.125
Number of shares outstanding, options granted	118,500	108,404
Weighted average exercise prices, options granted	$ 3.194	$ 4.125
Number of shares outstanding, options cancelled	(57,600)
Weighted average exercise prices, options cancelled	$ (4.125)
Number of shares outstanding, ending balance	169,304	108,404
Weighted average exercise prices, ending balance	$ 3.639	$ 4.125
Number of shares outstanding, exercisable	79,926
Weighted average exercise prices, exercisable	$ 4.594